Organization and Principal Activities	6 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Organization

PS International Group Ltd. (the “Company”) was incorporated under the laws of the Cayman Islands on September 12, 2023. The Company is a company formed for the purposes of consolidating a group of operating business in the freight and logistics industry under one parent to maximize operational and financial synergies. The Company is a holding company and conducts its businesses primarily through its subsidiaries. In these consolidated financial statements, where appropriate, the term “Company” also refer to its subsidiaries as a whole. The Company provides logistics and freight handling services.

Profit Sail Int’l Express (H.K.) Limited (“PSIHK”) and Business Great Global Supply Chain Limited (“BGG”), incorporated under laws of Hong Kong and commenced its operations on May 27, 1993 and November 11, 2016, respectively, are the major business component of the Company. PSIHK and BGG are engaged in the provision of logistics and freight handling services. The Company holds a 99.2% equity interest in PSIHK, with the remaining 0.8% interest accounted for as a non-controlling interest. The Company holds 100% equity interest in BGG.

On July 19, 2024, ordinary shares of the Company commenced trading on The Nasdaq Capital Market under the symbol “PSIG.”

Reverse Stock Split

On October 6, 2025, the Company effected a reverse stock split of the Company’s issued and outstanding ordinary shares, by a ratio of 8-to-1 (the “Reverse Stock Split”). Accordingly, all ordinary shares and stock options, as well as per share information, for all periods presented in the unaudited interim condensed consolidated financial statements and notes thereto have been adjusted retrospectively to reflect this Reverse Stock Split. The Reverse Stock Split increased the par value share of the Company’s ordinary shares to $0.0008 but did not change the total number of authorized ordinary shares.

Private Placement

On November 7, 2025, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain purchasers (the “Purchasers”) identified therein for a private placement (the “Private Placement”) of up to 5,332,216 units, each consisting of (i) one ordinary share, par value $0.0008 per share (the “Ordinary Shares”), of the Company (or at the election of the purchaser, one pre-funded warrant (the “Pre-Funded Warrant”) in lieu thereof) and (ii) one warrant (the “Warrant”) to purchase up to two Ordinary Shares, at an offering price of $1.80 per unit. The closing of the Private Placement took place on November 12, 2025 and the Company issued to the Purchasers 5,332,216 Ordinary Shares and Warrants to purchase up to 10,664,432 additional Ordinary Shares for aggregate gross proceeds of $9,597,989 and net proceeds of $8,574,364 after deducting placement agent fees and other offering expenses payable by the Company, and excluding any proceeds from the exercise of any Warrant.

Pursuant to the Securities Purchase Agreement, the Warrant became exercisable on their initial exercise date and will expire 5 years from the date of issuance. The exercise price per Ordinary Share purchasable upon exercise of the Warrant is $2.16 per Ordinary Share. The exercise price of the Warrant and number of Ordinary Shares issuable upon exercise are subject to appropriate adjustment in the event of share dividends, share splits, share combinations, reorganizations or similar events affecting the Ordinary Shares. Each Warrant is exercisable at the option of the Purchasers at any time on or after the issuance date until the five-year anniversary of the issuance date.

(b)	Principal activities

The Company is a freight forwarding service provider with networks across the globe. The Company conducts its operations through PSIHK and BGG (collectively the “Operating Subsidiaries”) in Hong Kong.

The Operating Subsidiaries provide air and ocean export and import freight forwarding services with optional ancillary logistics related services (such as cargo pick up, cargo handling at ports and local transportation) and warehousing related services (such as repackaging, labelling, palletization, preparation of shipping documentation, arrangement of customs clearance and warehousing) to meet the requirements of the customers.

Generally, the Company’s services are divided into air freight forwarding services and ocean freight forwarding services.